DERIVATIVE WARRANT LIABILITY (Details Narrative) - USD ($)		12 Months Ended
	Sep. 12, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Outstanding warrants to purchase of its common stock		4,616,668	3,037,037
Common stock per shares		$ 0.60
Volatility rate				54.00%
Risk-free interest rate				1.83%
Anti dilution warrants expired	5,080,080	3,037,037
Reclassification from derivative warrant liability to additional paid-in capital	$ 1,148,328	$ 1,093,765
Minimum [Member]
Volatility rate		57.00%	53.00%
Risk-free interest rate		0.95%	1.37%
Estimated life		4 years 9 months	2 years 6 months	5 years
Maximum [Member]
Volatility rate		74.00%	58.00%
Risk-free interest rate		1.40%	1.52%
Estimated life		9 years	6 years	6 years